Shareholders' Equity (Details Textual)			1 Months Ended														12 Months Ended
	May 08, 2020 shares	Jan. 15, 2018 shares	May 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Feb. 29, 2020 $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2019 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Aug. 31, 2018 USD ($) shares	Jul. 30, 2018 USD ($) shares	May 31, 2018 USD ($) $ / shares shares	Apr. 30, 2018 USD ($) $ / shares shares	Jan. 31, 2018 USD ($) shares	Aug. 31, 2016 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Jan. 31, 2020 CNY (¥)
Shareholders' Equity (Textual)
Restricted common stock fair value | $
Shares of common stock, fair value | $																		$ 1,320,000	$ 1,244,001
Amortization of deferred stock compensation | $																			$ 100,000
Direct Offering Warrants [Member]
Shareholders' Equity (Textual)
Warrants, description			The sale of 2,600,000 ordinary shares, the Company also sold warrants ("Direct Offering Warrants") to purchase an aggregate of up to an aggregate of 2,600,000 ordinary shares to certain institutional investors on May 11, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $860,826, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.40, risk free rate of 0.36%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 123%; and expected future dividends of 0%. In August 2020, the exercise price of the warrants was amended and changed to $0.185 per Ordinary Share as a result of the July 20, 2020 direct offering.	The sales of 2,727,274 ordinary shares, the Company also sold warrants ("Direct Offering Warrants") to purchase an aggregate of up to an aggregate of 2,727,274 ordinary shares to certain institutional investors on April 2, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $916,334, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.41, risk free rate of 0.43%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 120%; and expected future dividends of 0%. In June 2020, the exercise price of the warrants was amended and changed to $0.04 per Ordinary Share as a result of the May 13, 2020 direct offering.
Third-party individuals [Member]
Shareholders' Equity (Textual)
Total proceeds | $			$ 1,200,000	$ 1,300,000		$ 2,000,000		$ 500,000			$ 150,000	$ 300,000
Shares of common stock			2,600,000	2,727,274		2,000,000		200,000			50,000	45,977
Stock price per share | $ / shares			$ 0.55	$ 0.55
Offering cost | $			$ 200,000	$ 200,000
Hou Sing [Member]
Shareholders' Equity (Textual)
Issuance date									Dec. 30, 2019
Aggregate shares of common stock				2,769,105
Shares of common stock									276,290
Sunway Kids [Member]
Shareholders' Equity (Textual)
Issuance date					Feb. 14, 2020
Closing price | $ / shares					$ 0.95
Shares of common stock					1,989,262
Color China [Member]
Shareholders' Equity (Textual)
Issuance date																	Jun. 03, 2020
Closing price | $ / shares																	$ 0.4238
Shares of common stock																	4,633,333
Restricted Stock [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares			240,000														240,000
Restricted common stock, vested																	285,000	60,000	100,000
Compensation expense related to restricted stock grants | $																	$ 600,000	$ 1,300,000	$ 1,200,000
Restricted Stock [Member] | Chief Executive Officer [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares										720,000
Restricted common stock fair value | $										$ 1,850,400
2018 Plan [Member]
Shareholders' Equity (Textual)
Aggregate shares of common stock									550,000
Two Service Providers [Member]
Shareholders' Equity (Textual)
Issuance date							Jul. 19, 2019												Jun. 28, 2018
Closing price | $ / shares							$ 3.5												$ 5.65
Aggregate shares of common stock																			500,000
Shares of common stock, fair value | $																			$ 2,825,000
Amortization of deferred stock compensation | $																	$ 2,800,000	$ 3,300,000	$ 2,825,000
Amortized over service period							1 year												1 year
Total proceeds | $							$ 400,000
Shares of common stock							1,758,000
Three Service Providers [Member]
Shareholders' Equity (Textual)
Issuance date								May 08, 2019
Closing price | $ / shares								$ 2.93
Amortized over service period								1 year
Total proceeds | $								$ 600,000
Shares of common stock								1,758,000
Chief Executive Officer [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares														985,889
Restricted common stock fair value | $														$ 2,021,073
Issuance date														Apr. 03, 2018
Closing price | $ / shares														$ 2.05
Aggregate shares of common stock				633,932
Stock price per share | $ / shares						$ 1.54
Aggregate amount | $						$ 976,255
Chief Executive Officer [Member] | Restricted Stock [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares			180,000
Restricted common stock fair value | $			$ 84,600
Two Employees [Member]
Shareholders' Equity (Textual)
Issuance date														Apr. 03, 2018
Closing price | $ / shares														$ 2.05
Aggregate shares of common stock														200,000
Shares of common stock, fair value | $														$ 410,000
Aggregate amount | $						$ 4,300,000
Two Employees [Member] | RMB [Member]
Shareholders' Equity (Textual)
Aggregate amount | ¥																				¥ 29,429,627
Chief Financial Officer Member
Shareholders' Equity (Textual)
Restricted common stock, shares	900,000													896,766
Restricted common stock fair value | $														$ 1,838,370
Issuance date														Apr. 03, 2018
Closing price | $ / shares														$ 2.05
Five Employees [Member]
Shareholders' Equity (Textual)
Issuance date													May 21, 2018
Closing price | $ / shares													$ 2.70
Aggregate shares of common stock													218,336
Shares of common stock, fair value | $													$ 589,507
Three Employees [Member]
Shareholders' Equity (Textual)
Issuance date									May 28, 2018
Closing price | $ / shares									$ 2.40
Aggregate shares of common stock									550,000
Shares of common stock, fair value | $									$ 1,320,000
One Employee [Member] | Restricted Stock [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares															56,859
Restricted common stock fair value | $															$ 244,494
Consultant [Member] | Restricted Stock [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares																106,859
Restricted common stock fair value | $																$ 308,823
Second Tranche [Member]
Shareholders' Equity (Textual)
Restricted common stock, forfeited and cancelled		56,859
First Tranche [Member]
Shareholders' Equity (Textual)
Restricted common stock, vested		50,000